DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>PIONEERIBBOTSONASSETALLOCATIONSERIESNCSRJAN05.txt
PIONEER IBBOTSON ASSET ALLOCATION SERIES 1-31-05 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21569

Name of Fund:  Pioneer Ibbotson Asset Allocation Series

		Moderate Allocation Fund
		Growth Allocation Fund
		Aggressive Allocation Fund



Fund Address:  60 State Street
               Boston, MA  02109

Name and address of agent for service:
	Vincent Nave, Treasurer,
	Pioneer Ibbotson Asset Allocation Series, 60 State Street, Boston, MA,  02109
  	Mailing address:  60 State Street, Boston, MA, 02109

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end: 07/31/05

Date of reporting period: 08/9/04 - 1/31/05

ITEM 1 - Attach shareholder report


                                     PIONEER
                            -----------------------
                                    IBBOTSON
                                ASSET ALLOCATION
                                     SERIES

                                   Semiannual
                                     Report

                                     1/31/05

                                 [LOGO] Pioneer
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                               1


Market Overview and Outlook                                         2

Comparing Ongoing Fund Expenses                                     4

Portfolio Reviews                                                  10

Moderate Allocation Fund - Portfolio Summary and
  Performance Update                                               12

Growth Allocation Fund - Portfolio Summary and
  Performance Update                                               16

Aggressive Allocation Fund - Portfolio Summary and
  Performance Update                                               20

Schedule of Investments                                            24

Financial Statements                                               27

Notes to Financial Statements                                      34

Trustees, Officers and Service Providers                           40

The Pioneer Family of Mutual Funds                                 41

Programs and Services for Pioneer Shareowners                      42


Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 1/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

I am pleased to present the first semiannual report for the Pioneer Ibbotson Asset Allocation Series, covering the abbreviated period from the beginning of operations on August 9, 2004, through January 31, 2005. In the pages that follow, you will find a discussion of the recent market environment and the principal strategies employed by the Funds' managers, as well as separate, detailed summaries of performance and key allocations for each of the three portfolios: Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund.

Each portfolio in the series is a "fund of funds" which invests in a select group of Pioneer mutual funds. Ibbotson Associates, a leading authority on investing and asset allocation, manages all three portfolios, determining the allocation between equities and fixed income, as well as the weighting of individual Pioneer funds.

For most investors, asset allocation is the most important factor in determining long-term investment success. Asset allocation is the process of combining asset classes such as stocks, bonds and cash equivalents in a portfolio in a way that reflects an investor's goals and risk tolerance. Whether you have chosen to invest in the moderate, growth or aggressive allocation, your Fund is a carefully allocated and diversified portfolio designed to provide attractive returns at a level of risk that is comfortable for you.

The period since the launch of the Pioneer Ibbotson Allocation Series encompassed the run-up to the U.S. presidential election, and saw a great deal of uncertainty with respect to the direction of the economy and financial markets. We are confident that you have chosen wisely in pursuing a long-term investment approach centered on asset allocation, and we thank you for your investment.

Sincerely,

/s/ Osbert M. Hood,


Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 1/31/05
--------------------------------------------------------------------------------

In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates, discusses the market environment and investment strategies that applied to the three portfolios in the Pioneer Ibbotson Allocation Series for the period of almost six months since they began operations on August 9, 2004.

Q: Could you characterize the economic backdrop against which the three portfolios began investment operations?

A: The period of nearly six months between the August 9, 2004 launch of the funds and the end of January 2005 was an uncertain environment for investors. While the U.S. economy has continued the growth trend that started in the second half of 2003, the rate of growth has showed signs of decelerating. At the same time, inflation continues to be a concern, spurred on by the continued strength in the economy and, to a lesser extent, by oil prices that have been at all-time highs. On the interest rate front, the Federal Reserve began to raise short-term rates earlier in 2004 and appears to be maintaining a tightening policy to keep economic growth in check.

Q:   How did the financial markets respond in this climate?

A: Early in the period, equity market levels wavered while basically staying within a range. As the November 2 date for the U.S. presidential election drew closer, however, investors became increasingly focused on the accompanying uncertainties, and stocks fell. In contrast, bond prices generally showed strength during this time.

     The trends appeared to reverse themselves in the aftermath of the election. The stock market responded positively to the increased clarity, while bond market performance was dampened by expectations of a continued lack of progress on reducing federal budget deficits.

Q: What were the strategic considerations that you applied to the three portfolios in allocating assets?

A: As the three portfolios in the series were launched and initial investor dollars were received, assets were invested in keeping with the respective broad asset allocation and specific mutual fund targets established prior to the launch of the series. Toward the, middle of the period, in late October, we implemented two strategic changes across all three portfolios.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     First, within the U.S. stock portion of the portfolios, we implemented a moderate emphasis on value stocks and a corresponding underweighting of more growth-oriented investments. We did this because we believe the U.S. economy has entered into a decelerating growth cycle that should favor value equities with relatively stable earnings prospects. We also believe that the potential for higher inflation and interest rates favors the value investment style over growth. Our equity valuation and momentum models further support this assessment, indicating an overweighting of value and an underweighting of growth equities. That said, value stocks have now outperformed growth over a period of more than four years. If the economy starts to show signs of more rapid growth, an overweighting of more growth-oriented investments will be warranted. With respect to the other equity asset classes, the portfolios' targeted exposure across large-, mid-, and small-cap equities remained unchanged. We have also maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

     The other shift has been within the bond portion of the portfolios, where we implemented an underweighting of the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. We believe that, given the prospect of higher interest rates across all maturities, but especially on the long end of the yield curve, shorter duration fixed-income investments are more attractive. Elsewhere within fixed-income, we have maintained neutral positions in the high yield bond offering, as well as in the non-U.S. fixed-income option.

     Going forward, we will closely monitor economic indicators and interest rate movements to evaluate whether we need to make any adjustments to the views underlying these allocations. Given the significant level of uncertainty that continues to impact the financial markets, we believe that maintaining appropriate diversification across asset classes will be especially important in the months ahead.

Please the see the Portfolio Reviews beginning on page 10 for information on specific weightings and performance for each of the three portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/05
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.


This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 9, 2004 through January 31, 2005

Share Class                             A              B              C
-------------------------------   ------------   ------------   ------------
Beginning Account Value
  On 8/9/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
  On 1/31/05                       $1,090.40      $1,055.10      $1,047.20
Expenses Paid During Period*       $    4.52      $    8.89      $    8.86

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 1.80%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 176/366 (to reflect the partial year period).

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 9, 2004 through January 31, 2005

Share Class                             A              B              C
-------------------------------   ------------   ------------   ------------
Beginning Account Value
  On 8/9/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
  On 1/31/05                       $1,016.15      $1,011.81      $1,011.81
Expenses Paid During Period*       $    4.36      $    8.71      $    8.71

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 1.80%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 176/366 (to reflect the partial year period).

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/05
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 9, 2004 through January 31, 2005

Share Class                             A              B              C
-------------------------------   ------------   ------------   ------------
Beginning Account Value
  On 8/9/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
  On 1/31/05                       $1,111.90      $1,019.50      $1,076.20
Expenses Paid During Period*       $    4.72      $    8.89      $    9.14

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.83% and 1.83%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 176/366 (to reflect the partial year period).

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 9, 2004 through January 31, 2005

Share Class                             A              B              C
-------------------------------   ------------   ------------   ------------
Beginning Account Value
  On 8/9/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
  On 1/31/05                       $1,015.87      $1,011.53      $1,011.53
Expenses Paid During Period*       $    4.51      $    8.85      $    8.85

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.83% and 1.83%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 176/366 (to reflect the partial year period).

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/05
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 9, 2004 through January 31, 2005

Share Class                             A              B              C
-------------------------------   ------------   ------------   ------------
Beginning Account Value
  On 8/9/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
  On 1/31/05                       $1,135.40      $1,097.30      $1,111.20
Expenses Paid During Period*       $    4.77      $    9.23      $    9.29

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.83% and 1.83%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 176/366 (to reflect the partial year period).

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 9, 2004 through January 31, 2005

Share Class                             A              B              C
-------------------------------   ------------   ------------   ------------
Beginning Account Value
  On 8/9/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
  On 1/31/05                       $1,015.68      $1,011.34      $1,011.34
Expenses Paid During Period*       $    4.51      $    8.85      $    8.85

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.83% and 1.83%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 176/366 (to reflect the partial year period).

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 1/31/05
--------------------------------------------------------------------------------

Pioneer Ibbotson Moderate Allocation Fund

The Fund's total return for the abbreviated fiscal period beginning August 9, 2004, and ending January 31, 2005 was 9.04% at net asset value for Class A shares. The Fund targeted an asset allocation of 60% equities, 40% fixed-income during the period. Within the equity portion of the Fund, Pioneer Fund was the largest holding at 12.0% of assets on January 31, 2005. Two value-oriented funds, Pioneer Value Fund (11.0%) and Pioneer Mid Cap Value Fund (9.0%) were weighted above target as of the end of the period, reflecting management's view that value stocks were more attractive than their growth counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 14.9%. This weighting was above target, in keeping with management's conservative approach to assuming interest rate risk in the current environment.

Pioneer Ibbotson Growth Allocation Fund

The Fund's total return for the abbreviated fiscal period beginning August 9, 2004, and ending January 31, 2005 was 11.19% at net asset value for Class A shares. The Fund targeted an asset allocation of 75% equities, 25% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund and Pioneer Fund were the largest holdings at 14.9% and 14.5%, respectively, of assets on January 31, 2005. Two value-oriented funds, Pioneer Value Fund (12.0%) and Pioneer Mid Cap Value Fund (11.0%) were weighted above target as of the end of the period, reflecting management's view that value stocks were more attractive than their growth counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a long-term bond fund, Pioneer Bond Fund, which at 10.9% of assets was very close to its target allocation. A shorter duration bond fund, Pioneer Short Term Income Fund at 9.9% of assets, was slightly overweighted versus its target allocation.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Ibbotson Aggressive Allocation Fund

The Fund's total return for the abbreviated fiscal period beginning August 9, 2004, and ending January 31, 2005 was 13.54% at net asset value for Class A shares. The Fund targeted an asset allocation of 90% equities, 10% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 20.0% of assets on January 31, 2005. Two value-oriented funds, Pioneer Fund (14.1%) and Pioneer Value Fund (15.1%) were also weighted above target as of the end of the period, reflecting management's view that value stocks were more attractive than their growth counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a long-term bond fund, Pioneer Bond Fund, which at 9.0% of assets was very close to its target allocation.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/05
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Large Cap Growth Stocks       14.0%
Large Cap Value Stocks        16.0
Mid/Small Cap Growth Stocks    2.0
Mid/Small Cap Value Stocks    10.0
International Stocks          12.0
Emerging Markets               2.0
Real Estate (REITs)            4.0
High Yield Bonds               8.0
Bonds                         11.0
Short Term Bonds              15.0
Cash Equivalents               6.0

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                          49.06%    International Stocks           14.34%
Pioneer Fund                         12.79     Pioneer International Equity   11.67
Pioneer Research                      5.33     Pioneer Emerging Markets        2.67
Pioneer Oak Ridge Large Cap Growth    3.20     Bonds                          36.60%
Pioneer Value                        11.72     Pioneer High Yield              6.37
Pioneer Mid Cap Value                 9.64     Pioneer Bond                   14.34
Pioneer Small Cap Value               2.15     Pioneer Short Term Income      15.89
Pioneer Real Estate                   4.23

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $10.63        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $0.0433     $    -            $0.2339


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                    Pioneer Ibbotson
                   Net Asset   Public Offering                          Moderate             Standard & Poor's
Period               Value       Price (POP)              Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)             9.04%          2.77%                 1/05         $10,277                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $10.32        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $   -       $    -            $0.2339

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                  Pioneer Ibbotson
                      If             If                                Moderate             Standard & Poor's
Period               Held         Redeemed                Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)             5.51%          1.51%                 1/05         $10,151                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $10.23        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $ 0.011     $    -            $0.2339

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                  Pioneer Ibbotson
                      If             If                                Moderate             Standard & Poor's
Period               Held         Redeemed                Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)             4.72%          3.72%                 1/05         $10,372                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/05
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Large Cap Growth Stocks       14.5%
Large Cap Value Stocks        18.5
Mid/Small Cap Growth Stocks    3.0
Mid/Small Cap Value Stocks    13.0
International Stocks          16.0
Emerging Markets               4.0
Real Estate (REITs)            6.0
High Yield Bonds               5.0
Bonds                          9.5
Short Term Bonds              10.5

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                          55.09%    International Stocks           19.99%
Pioneer Fund                         14.53     Pioneer International Equity   14.97
Pioneer Research                      5.51     Pioneer Emerging Markets        5.02
Pioneer Oak Ridge Large Cap Growth    3.00     Bonds                          24.92%
Pioneer Value                        12.02     Pioneer High Yield              3.99
Pioneer Mid Cap Value                11.07     Pioneer Bond                   10.97
Pioneer Small Cap Value               3.02     Pioneer Short Term Income       9.96
Pioneer Real Estate                   5.94

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $10.84        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $ 0.0342    $    -            $0.249

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                    Pioneer Ibbotson
                   Net Asset   Public Offering                           Growth              Standard & Poor's
Period               Value       Price (POP)              Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)            11.19%          4.80%                 1/05         $10,480                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $ 9.95        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $   -       $    -            $0.249

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                  Pioneer Ibbotson
                      If             If                                Growth               Standard & Poor's
Period               Held         Redeemed                Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)             1.95%         -2.03%                 1/05         $ 9,797                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $10.51        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $ 0.0073    $    -            $0.249

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                  Pioneer Ibbotson
                      If             If                                Growth               Standard & Poor's
Period               Held         Redeemed                Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)             7.62%          6.62%                 1/05         $10,662                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/05
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Large Cap Growth Stocks       16.0%
Large Cap Value Stocks        20.0
Mid/Small Cap Growth Stocks    4.0
Mid/Small Cap Value Stocks    16.0
International Stocks          21.0
Emerging Markets               5.0
Real Estate (REITs)            8.0
High Yield Bonds               2.0
Bonds                          8.0


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                          65.07%    International Stocks           25.96%
Pioneer Fund                         14.02     Pioneer International Equity   19.94
Pioneer Research                      7.01     Pioneer Emerging Markets        6.02
Pioneer Oak Ridge Large Cap Growth    3.00     Bonds                           8.97%
Pioneer Value                        15.01     Pioneer Bond                    8.97
Pioneer Mid Cap Value                13.08
Pioneer Small Cap Value               5.04
Pioneer Real Estate                   7.91

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $11.04        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $ 0.0218    $    -            $0.2979

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                    Pioneer Ibbotson
                   Net Asset   Public Offering                        Aggressive             Standard & Poor's
Period               Value       Price (POP)              Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)            13.54%          7.02%                 1/05         $10,702                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $10.68        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $   -       $    -            $0.2979

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                   Pioneer Ibbotson
                      If             If                               Aggressive            Standard & Poor's
Period               Held         Redeemed                Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)             9.73%          5.73%                 1/05         $10,573                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share        1/31/05       8/9/04
                                 $10.82        $10.00


Distributions per Share                      Short-Term        Long-Term
(8/9/04 - 1/31/05)               Dividends   Capital Gains     Capital Gains
                                 $   -       $    -            $0.2979

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

Average Annual Total Returns
(As of January 31, 2005)
                                                                   Pioneer Ibbotson
                      If             If                               Aggressive            Standard & Poor's
Period               Held         Redeemed                Date      Allocation Fund           500 Stock Index
Life-of-Class                                             8/04         $10,000                   $10,000
(8/9/04)             11.12%         10.12%                1/05         $11,013                   $11,186

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/05   (unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
            MUTUAL FUNDS - 93.8%
            PIONEER FUNDS - 93.8%
319,848     Pioneer Bond Fund Class Y                           $  2,987,384
                                                                ------------
 27,969     Pioneer Emerging Markets Fund Class Y                    556,856
                                                                ------------
 64,861     Pioneer Fund Class Y                                   2,665,159
                                                                ------------
116,404     Pioneer High Yield Fund Class Y                        1,328,170
                                                                ------------
117,613     Pioneer International Equity Fund Class Y              2,432,234
                                                                ------------
 79,993     Pioneer Mid-Cap Value Fund Class Y                     2,007,816
                                                                ------------
 39,411     Pioneer Real Estate Shares Fund Class Y                  882,024
                                                                ------------
123,009     Pioneer Research Fund Class Y                          1,110,772
                                                                ------------
 14,263     Pioneer Small Cap Value Fund Class Y                     446,997
                                                                ------------
 54,133     Pioneer Oak Ridge Large Cap Growth Fund Class Y          665,836
                                                                ------------
334,195     Pioneer Short Term Income Fund Class Y                 3,311,872
                                                                ------------
139,993     Pioneer Value Fund Class Y                             2,441,477
                                                                ------------
            TOTAL INVESTMENTS IN SECURITIES - 93.8%
            (Cost $20,643,507)(a)                               $ 20,836,597
            OTHER ASSETS AND LIABILITIES - 6.2%                    1,376,254
                                                                ------------
            TOTAL NET ASSETS - 100.0%                           $ 22,212,851
                                                                ============

(a) At January 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $20,643,507 was as follows:


     Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost              $ 384,224
     Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value               (191,134)
                                                                    ---------
     Net unrealized gain                                            $ 193,090
                                                                    =========

Purchases and sales of securities (excluding temporary cash investments) for the period ended January 31, 2005 aggregated $21,547,565 and $903,486, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/05   (unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
            MUTUAL FUNDS - 99.5%
            PIONEER FUNDS - 99.5%
244,346     Pioneer Bond Fund Class Y                           $  2,282,192
                                                                ------------
 52,438     Pioneer Emerging Markets Fund Class Y                  1,044,033
                                                                ------------
 73,587     Pioneer Fund Class Y                                   3,023,672
                                                                ------------
 72,812     Pioneer High Yield Fund Class Y                          830,779
                                                                ------------
150,598     Pioneer International Equity Fund Class Y              3,114,360
                                                                ------------
 91,786     Pioneer Mid-Cap Value Fund Class Y                     2,303,824
                                                                ------------
 55,206     Pioneer Real Estate Shares Fund Class Y                1,235,516
                                                                ------------
127,025     Pioneer Research Fund Class Y                          1,147,035
                                                                ------------
 20,085     Pioneer Small Cap Value Fund Class Y                     629,469
                                                                ------------
 50,829     Pioneer Oak Ridge Large Cap Growth Fund Class Y          625,195
                                                                ------------
209,081     Pioneer Short Term Income Fund Class Y                 2,071,993
                                                                ------------
143,380     Pioneer Value Fund Class Y                             2,500,551
                                                                ------------
            TOTAL INVESTMENTS IN SECURITIES - 99.5%
            (Cost $20,669,200)(a)                               $ 20,808,619
            OTHER ASSETS AND LIABILITIES - 0.5%                      103,378
                                                                ------------
            TOTAL NET ASSETS - 100.0%                           $ 20,911,997
                                                                ============

(a) At January 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $20,669,200 was as follows:


     Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost              $ 322,020
     Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value               (182,601)
                                                                    ---------
     Net unrealized gain                                            $ 134,419
                                                                    =========

Purchases and sales of securities (excluding temporary cash investments) for the period ended January 31, 2005 aggregated $21,148,080 and $477,147, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/05   (unaudited)
--------------------------------------------------------------------------------


Shares                                                                  Value
            MUTUAL FUNDS - 100.4%
            PIONEER FUNDS - 100.4%
112,586     Pioneer Bond Fund Class Y                            $  1,051,549
                                                                 ------------
 35,440     Pioneer Emerging Markets Fund Class Y                     705,620
                                                                 ------------
 40,016     Pioneer Fund Class Y                                    1,644,246
                                                                 ------------
113,089     Pioneer International Equity Fund Class Y               2,338,683
                                                                 ------------
 61,095     Pioneer Mid-Cap Value Fund Class Y                      1,533,489
                                                                 ------------
 41,455     Pioneer Real Estate Shares Fund Class Y                   927,757
                                                                 ------------
 91,054     Pioneer Research Fund Class Y                             822,213
                                                                 ------------
 18,854     Pioneer Small Cap Value Fund Class Y                      590,891
                                                                 ------------
 28,627     Pioneer Oak Ridge Large Cap Growth Fund Class Y           352,117
                                                                 ------------
100,942     Pioneer Value Fund Class Y                              1,760,421
                                                                 ------------
            TOTAL INVESTMENTS IN SECURITIES - 100.4%
            (Cost $11,638,058)(a)                                $ 11,726,986
            OTHER ASSETS AND LIABILITIES - (0.4)%                     (47,528)
                                                                 ------------
            TOTAL NET ASSETS - 100.0%                            $ 11,679,458
                                                                 ============

(a) At January 31, 2005, the net unrealized gain on investments based on cost for federal tax purposes of $11,638,058 was as follows:



     Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost              $ 201,764
     Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value               (112,836)
                                                                    ---------
     Net unrealized gain                                            $  88,928

                                                                    =========

Purchases and sales of securities (excluding temporary cash investments) for the period ended January 31, 2005 aggregated $11,871,877 and $232,964, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 1/31/05  (unaudited)
--------------------------------------------------------------------------------

                                                              Moderate         Growth        Aggressive
                                                             Allocation      Allocation      Allocation
                                                                Fund            Fund            Fund
ASSETS:
  Investments in securities of affiliated issuers,
   at value (at cost $20,643,507,
   $20,669,200 and $11,638,058,
   respectively)                                           $ 20,836,597    $ 20,808,619    $ 11,726,986
  Cash                                                        1,309,838         671,139         246,566
  Receivables for:
   Investment securities sold                                     3,492           1,424               -
   Capital stock sold                                           505,710         594,814         252,934
   Reimbursement from Adviser                                     2,073           6,793           2,925
  Miscellaneous assets                                                -               -              21
                                                           ------------    ------------    ------------
     Total assets                                          $ 22,657,710    $ 22,082,789    $ 12,229,432
                                                           ============    ============    ============
LIABILITIES:
  Payables for:
   Securities purchased                                    $    370,719    $    962,750    $    476,799
   Capital stock redeemed                                           600         137,288               -
  Due to affiliates                                              25,942          25,974          21,730
  Accrued expenses and other liabilities                         47,598          44,780          51,445
                                                           ------------    ------------    ------------
     Total liabilities                                     $    444,859    $  1,170,792    $    549,974
                                                           ============    ============    ============
NET ASSETS:
  Paid-in capital                                          $ 22,020,166    $ 20,780,432    $ 11,599,365
  Accumulated net investment income (loss)                        3,731          (4,461)         (7,522)
  Accumulated net realized loss on investments                   (4,136)         (3,393)         (1,313)
  Net unrealized gain on investments                            193,090         139,419          88,928
                                                           ------------    ------------    ------------
     Total net assets                                      $ 22,212,851    $ 20,911,997    $ 11,679,458
                                                           ============    ============    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A Shares                             $ 13,611,579    $ 11,580,065    $  6,603,999
  Net Assets of Class B shares                             $  3,274,310    $  3,225,794    $  1,962,490
  Net Assets of Class C shares                             $  5,326,962    $  6,106,138    $  3,112,969
                                                           ============    ============    ============
  Class A Shares outstanding                                  1,279,902       1,068,210         598,051
  Class B Shares outstanding                                    317,293         324,239         183,796
  Class C Shares outstanding                                    520,721         580,840         287,657
                                                           ============    ============    ============
  Net Asset Value - Class A Share                          $      10.63    $      10.84    $      11.04
  Net Asset Value - Class B Share                          $      10.32    $       9.95    $      10.68
  Net Asset Value - Class C Share                          $      10.23    $      10.51    $      10.82
                                                           ============    ============    ============
MAXIMUM OFFERING PRICE:
  Class A (100 [divided by] 94.25 x net asset value per
   share)                                                  $      11.28    $      11.50    $      11.71
                                                           ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Period 8/9/04* to 1/31/05


                                                      Moderate          Growth         Aggressive
                                                     Allocation       Allocation       Allocation
                                                        Fund             Fund             Fund
INVESTMENT INCOME:
  Dividends                                        $ 110,115        $  66,457        $  24,993
  Interest                                             6,103            2,848            1,344
                                                   ---------        ---------        ---------
   Total investment income                         $ 116,218        $  69,305        $  26,337
                                                   ---------        ---------        ---------
EXPENSES:
  Management fees                                  $   6,564        $   4,709        $   2,495
  Transfer agent fees
   Class A                                             6,030            6,050            6,921
   Class B                                             7,022            6,521            6,475
   Class C                                             6,022            8,021            6,275
  Distribution fees
   Class A                                             7,976            4,877            2,417
   Class B                                             7,025            6,589            4,105
   Class C                                            11,565           10,124            5,421
  Custodian fees                                      23,024           23,024           23,024
  Registration fees                                   46,268           46,268           46,268
  Professional fees                                   31,719           29,072           30,877
  Printing fees                                        9,915            9,915            9,915
  Fees and expenses of nonaffiliated trustees          2,314            2,708            4,628
  Insurance expense                                      410              577              410
  Miscellaneous                                          661              661              661
                                                   ---------        ---------        ---------
   Total expenses                                  $ 166,515        $ 159,116        $ 149,892
                                                   ---------        ---------        ---------
   Less fees paid indirectly and reimbursed by
     Pioneer Investment Management, Inc.           $(104,338)       $(110,388)       $(123,468)
                                                   ---------        ---------        ---------
   Net expenses                                    $  62,177        $  48,728        $  26,424
                                                   ---------        ---------        ---------
     Net investment income (loss)                  $  54,041        $  20,577        $     (87)
                                                   ---------        ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                 $ 395,762        $ 311,611        $ 193,444
  Change in net unrealized gain on investments       193,090          139,419           88,928
                                                   ---------        ---------        ---------
   Net gain on investments                         $ 588,852        $ 451,030        $ 282,372
                                                   ---------        ---------        ---------
  Net increase in net assets resulting from
   operations                                      $ 642,893        $ 471,607        $ 282,285
                                                   =========        =========        =========

*    Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the Period 8/9/04* to 1/31/05


                                                       Moderate          Growth         Aggressive
                                                      Allocation       Allocation       Allocation
                                                         Fund             Fund             Fund
FROM OPERATIONS:
Net investment income (loss)                         $     54,041     $     20,577    $        (87)
Net realized gain on investments                          395,762          311,611         193,444
Change in net unrealized gain on investments              193,090          139,419          88,928
                                                     ------------     ------------    ------------
Net increase in net assets resulting from
  operations                                         $    642,893     $    471,607    $    282,285
                                                     ------------     ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS
  Net investment income
   Class A ($.04, $.03 and $.02,
     per share, respectively)                        $    (45,923)    $    (22,438)   $     (7,435)
   Class B                                                      -                -               -
   Class C ($.01, $.01 and $0,
     per share, respectively)                              (4,387)          (2,600)              -
  Net realized gain on investments
   Class A ($.23, $.25 and $.30,
     per share, respectively)                            (248,071)        (163,364)       (101,596)
   Class B ($.23, $.25 and $.30,
     per share, respectively)                             (58,542)         (62,965)        (41,108)
   Class C ($.23, $.25 and $.30,
     per share, respectively)                             (93,285)         (88,675)        (52,053)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       22,434,674       20,908,438      11,597,325
Reinvestment of distributions                             294,903          285,838         168,962
Cost of shares repurchased                               (754,411)        (458,844)       (211,922)
                                                     ------------     ------------    ------------
  Net increase in net assets resulting
   from fund share transactions                      $ 21,975,166     $ 20,735,432    $ 11,554,365
                                                     ------------     ------------    ------------
  Net increase in net assets                         $ 22,167,851     $ 20,866,997    $ 11,634,458
NET ASSETS:
Beginning of period (Initial capitalization-4,500
  shares per fund)                                         45,000           45,000          45,000
                                                     ------------     ------------    ------------
End of period (including accumulated net
  investment income (loss) of $3,731,
  $(4,461) and $(7,522), respectively)               $ 22,212,851     $ 20,911,997    $ 11,679,458
                                                     ============     ============    ============

*    Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)                      (continued)
--------------------------------------------------------------------------------
For the Period 8/9/04* to 1/31/05


                                    Moderate                       Growth                    Aggressive
                                   Allocation                    Allocation                  Allocation
                                      Fund                          Fund                        Fund
                          ----------------------------- ----------------------------- -------------------------
                              Shares         Amount         Shares         Amount        Shares       Amount
CLASS A
Shares sold                1,291,453     $13,606,159     1,072,122     $11,553,277      592,818    $6,533,783
Reinvestment of
  distributions               17,263         185,747        15,346         168,809        8,741        98,166
Less shares repurchased      (30,314)       (321,456)      (20,758)       (226,143)      (5,008)      (55,662)
                           ---------     -----------     ---------     -----------      -------    ----------
   Net increase            1,278,402     $13,470,450     1,066,710     $11,495,943      596,551    $6,576,287
                           =========     ===========     =========     ===========      =======    ==========
CLASS B
Shares sold                  327,222     $ 3,349,882       335,595     $ 3,316,349      184,854    $1,946,775
Reinvestment of
  distributions                5,162          53,946         5,558          56,193        3,181        34,579
Less shares repurchased      (16,591)       (168,420)      (18,414)       (184,738)      (5,739)      (61,745)
                           ---------     -----------     ---------     -----------      -------    ----------
   Net increase              315,793     $ 3,235,408       322,739     $ 3,187,804      182,296    $1,919,609
                           =========     ===========     =========     ===========      =======    ==========
CLASS C
Shares sold                  539,974     $ 5,478,633       578,182     $ 6,038,812      291,681    $3,116,767
Reinvestment of
  distributions                5,329          55,210         5,702          60,836        3,286        36,217
Less shares repurchased      (26,082)       (264,535)       (4,544)        (47,963)      (8,810)      (94,515)
                           ---------     -----------     ---------     -----------      -------    ----------
   Net increase              519,221     $ 5,269,308       579,340     $ 6,051,685      286,157    $3,058,469
                           =========     ===========     =========     ===========      =======    ==========

*    Commencement of public offering for Class A, Class B and Class C shares.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------


                                                                    Moderate Allocation Fund

                                                               For the period 8/9/04(a) to 1/31/05
                                                            -----------------------------------------
                                                               Class A       Class B        Class C
Net asset value, beginning of period                          $  10.00       $ 10.00       $  10.00
                                                              --------       -------       --------
Increase (decrease) from investment operations:
 Net investment income (loss) (b)                             $   0.06       $  0.01       $   0.07
 Net realized and unrealized gain (loss) on investments           0.84          0.54           0.40
                                                              --------       -------       --------
  Net increase (decrease) from investment operations          $   0.90       $  0.55       $   0.47
                                                              --------       -------       --------
Distributions to shareowners:
 Net investment income                                        $  (0.04)      $     -       $  (0.01)
 Net realized gain                                               (0.23)        (0.23)         (0.23)
                                                              --------       -------       --------
Net increase (decrease) in net asset value                    $   0.63       $  0.32       $   0.23
                                                              --------       -------       --------
Net asset value, end of period                                $  10.63       $ 10.32       $  10.23
                                                              ========       =======       ========
Total return*                                                     9.04%         5.51%          4.72%
Ratio of net expenses to average net assets**++                   0.90%         1.80%          1.80%
Ratio of net investment income to average net assets**            1.15%         0.19%          1.37%
Portfolio turnover rate**                                           20%           20%            20%
Net assets, end of period (in thousands)                      $ 13,612       $ 3,274       $  5,327

(a)  Commencement of operations.

(b)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

++ In the absence of expense reimbursement, expenses on an annualized basis would have been 2.84%, 4.35% and 3.92% of average net assets, respectively, for Class A, Class B and Class C shares.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------


                                                                     Growth Allocation Fund

                                                               For the period 8/9/04(a) to 1/31/05
                                                            -----------------------------------------
                                                               Class A       Class B        Class C
Net asset value, beginning of period                          $  10.00      $  10.00       $  10.00
                                                              --------      --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss) (b)                             $   0.03      $   0.04       $   0.02
 Net realized and unrealized gain (loss) on investments           1.09          0.16           0.75
                                                              --------      --------       --------
  Net increase (decrease) from investment operations          $   1.12      $   0.20       $   0.77
                                                              --------      --------       --------
Distributions to shareowners:
 Net investment income                                        $  (0.03)     $      -       $  (0.01)
 Net realized gain                                               (0.25)        (0.25)         (0.25)
                                                              --------      --------       --------
Net increase (decrease) in net asset value                    $   0.84      $  (0.05)      $   0.51
                                                              --------      --------       --------
Net asset value, end of period                                $  10.84      $   9.95       $  10.51
                                                              ========      ========       ========
Total return*                                                    11.19%         1.95%          7.62%
Ratio of net expenses to average net assets**++                   0.93%         1.83%          1.83%
Ratio of net investment income to average net assets**            0.62%         0.72%          0.37%
Portfolio turnover rate**                                           13%           13%            13%
Net assets, end of period (in thousands)                      $ 11,580      $  3,226       $  6,106

(a)  Commencement of operations.

(b)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

++ In the absence of expense reimbursement, expenses on an annualized basis would have been 3.73%, 5.34% and 5.05% of average net assets, respectively, for Class A, Class B and Class C shares.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------



                                                                         Aggressive Allocation Fund

                                                                     For the period 8/9/04(a) to 1/31/05
                                                                  -----------------------------------------
                                                                     Class A       Class B        Class C
Net asset value, beginning of period                                $ 10.00        $ 10.00       $ 10.00
                                                                    -------        -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss) (b)                                   $     -        $  0.01       $ (0.01)
 Net realized and unrealized gain (loss) on investments                1.36           0.97          1.13
                                                                    -------        -------       -------
  Net increase (decrease) from investment operations                $  1.36        $  0.98       $  1.12
                                                                    -------        -------       -------
Distributions to shareowners:
 Net investment income                                              $ (0.02)       $     -       $     -
 Net realized gain                                                    (0.30)         (0.30)        (0.30)
                                                                    -------        -------       -------
Net increase (decrease) in net asset value                          $  1.04        $  0.68       $  0.82
                                                                    -------        -------       -------
Net asset value, end of period                                      $ 11.04        $ 10.68       $ 10.82
                                                                    =======        =======       =======
Total return*                                                         13.54%          9.73%        11.12%
Ratio of net expenses to average net assets**++                        0.93%          1.83%         1.83%
Ratio of net investment income (loss) to average net assets**         (0.02)%         0.18%        (0.11)%
Portfolio turnover rate**                                                12%            12%           12%
Net assets, end of period (in thousands)                            $ 6,604        $ 1,962       $ 3,113

(a)  Commencement of operations.

(b)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

++ In the absence of expense reimbursement, expenses on an annualized basis would have been 6.66%, 9.32% and 8.70% of average net assets, respectively, for Class A, Class B and Class C shares.

   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) was organized as a Delaware statutory trust on April 22, 2004 (amended July 1, 2004) and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of three separate non-diversified funds, each issuing three classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Moderate Fund is to seek a balance between long-term capital growth and current income. The Growth Fund seeks a balance between long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing in other funds ("underlying funds") rather than direct investment in securities. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

All initial fund shares outstanding at July 12, 2004, were owned by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). In addition, Pioneer Investment Management, Inc. reimbursed each Fund for all organizational costs of the Funds.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The financial statements have been prepared in accordance with United States generally accepted accounting principles that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are in conformity with those generally accepted in the investment company industry.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund. Holdings for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At January 31, 2005 there were no holdings fair valued. Dividend income is recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to its shareholders. Therefore, no Federal income tax provisions are required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. The tax character of current year distributions paid will be determined at the end of the current fiscal year.

C.   Fund Shares

     The Board of Trustees has authorized the issuance of three classes of shares, designated as Class A, Class B and Class C. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. Class A, Class B and Class C shares were first offered for sale to the public on August 9, 2004. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to distribution plans for each class.

     The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned the following in underwriting commissions during the period ended January 31, 2005:

                Fund                         Amount
                ----                         ------
                Moderate Fund               $30,452
                Growth Fund                 $31,716
                Aggressive Fund             $16,384

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Funds' custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM) is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:


                                             Management Fee as a Percentage
                                                 of each Fund's Average
                Fund                                Daily Net Assets
                ----                                ----------------
                Moderate Fund                           0.13%
                Growth Fund                             0.13%
                Aggressive Fund                         0.13%

For each Fund, management fees will be calculated daily at a 0.17% annual rate on any Third Party managed assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, will be paid by the Funds. At January 31, 2005, the following fees were payable to PIM relating to management fees and certain other services and are included in due to affiliates:

                Fund                         Amount
                ----                         ------
                Moderate Fund               $2,314
                Growth Fund                 $2,011
                Aggressive Fund             $1,115

From August 9, 2004 through January 31, 2005, PIM did not impose all or a portion of its management fees and assumed other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:

Fund                    Class A         Class B         Class C
----------------------------------------------------------------------------
Moderate Fund             .90%          1.80%           1.80%
Growth Fund               .93%          1.83%           1.83%
Aggressive Fund           .93%          1.83%           1.83%

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Effective February 1, 2005, PIM has further agreed to not impose all or a portion of its management fees and assume other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:

Fund                    Class A         Class B         Class C
----------------------------------------------------------------------------
Moderate Fund             .74%          1.64%           1.64%
Growth Fund               .79%          1.69%           1.69%
Aggressive Fund           .85%          1.75%           1.75%

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at January 31, 2005:

                Fund                         Amount
                ----                         ------
                Moderate Fund               $14,193
                Growth Fund                 $14,973
                Aggressive Fund             $15,656

4.   Distribution and Service Plans

The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Funds will pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds will pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. At January 31, 2005, the following fees were payable to PFD relating to distribution and service fees and are included in due to affiliates:

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Fund                         Amount
                ----                         ------

                Moderate Fund               $9,435
                Growth Fund                 $8,990
                Aggressive Fund             $4,959

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the period ended January 31, 2005, the following CDSC's were paid to PFD:

                Fund                         Amount
                ----                         ------
                Moderate Fund               $2,165
                Growth Fund                 $   70
                Aggressive Fund             $2,530

Pioneer Ibbotson Asset Allocation Funds

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Osbert M. Hood, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.



Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                   Pioneer Ibbotson Growth
Pioneer Fund                                    Allocation Fund
Pioneer Balanced Fund                         Pioneer Ibbotson Aggressive
Pioneer Cullen Value Fund                       Allocation Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund             International/Global Equity
Pioneer Growth Shares                         Pioneer Emerging Markets Fund
Pioneer Mid Cap Growth Fund                   Pioneer Europe Select Fund
Pioneer Mid Cap Value Fund                    Pioneer Europe Fund
Pioneer Oak Ridge Large Cap                   Pioneer International Equity Fund
  Growth Fund                                 Pioneer International Value Fund
Pioneer Oak Ridge Small Cap
  Growth Fund
Pioneer Papp America-Pacific                  Fixed Income
  Rim Fund                                    Pioneer America Income Trust
Pioneer Papp Small and                        Pioneer Bond Fund
  Mid Cap Growth Fund                         Pioneer California Tax Free
Pioneer Papp Stock Fund                         Income Fund

Pioneer Papp Strategic Growth Fund            Pioneer Global High Yield Fund
Pioneer Real Estate Shares                    Pioneer High Yield Fund
Pioneer Research Fund                         Pioneer Municipal Bond Fund
Pioneer Small Cap Value Fund                  Pioneer Short Term Income Fund
Pioneer Small Company Fund                    Pioneer Strategic Income Fund
Pioneer Value Fund                            Pioneer Tax Free Income Fund

Asset Allocation
Pioneer Ibbotson Moderate                     Money Market
  Allocation Fund                             Pioneer Cash Reserves Fund*
                                              Pioneer Tax Free Money Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day  Reinstatement  Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Payroll Investment Program (PIP)

This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                          www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com








16680-00-0305
(C) 2005 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC


ITEM 2. CODE OF ETHICS.

(a)	Not applicable.
(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
        (1) Not applicable.
 	(2) Not applicable.
 	(3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)  (1) The registrant's Board of Trustees
          has determined that the registrant
          has at least one
             audit committee financial expert.
     (2) Ms. Marguerite A. Piret, an independent
         Trustee, is such an audit committee
         financial expert.
     (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
        N/A for 1-31, required for Annual Filings only.

(a)	Audit Fees N/A for 1-31, required for Annual Filings only


(b)	Audit-Related Fees N/A for 1-31, required for Annual Filings only

(c) 	Tax Fees N/A for 1-31, required for Annual Filings only




(d)	All Other Fees N/A for 1-31, required for Annual Filings only


(e)	(1) N/A for 1-31, required for Annual Filings only
	(2) N/A for 1-31, required for Annual Filings only
(f)	N/A for 1-31, required for Annual Filings only
(g)	N/A for 1-31, required for Annual Filings only
(h)	N/A for 1-31, required for Annual Filings only

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) N/A for 1-31, required for Annual Filings only


(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling 1-800-225-6292.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

	I, John F. Cogan, Jr, certify that:

1. I have reviewed this report on Form N-CSR of Pioneer Ibbotson Asset Allocation Series:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:


a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;


5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal
		controls; and



6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: 3/30/05


/s/ John F. Cogan, Jr.
-----------------------
    John F. Cogan, Jr.

    President




	I, Vincent Nave, certify that:

1.    I have reviewed this report on
      Form N-CSR of Pioneer Ibbotson Asset
      Allocation Series:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;


4.    The registrant's other certifying
      officer and I are responsible for
      establishing and maintaining disclosure
      controls and procedures (as defined in
      rule 30a-2(c) under the Investment
      Company Act of 1940) for the
      registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	evaluated the effectiveness of the registrant's disclosure
        controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

       a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
       b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: 3/30/05




/s/ Vincent Nave
----------------
    Vincent Nave

    Treasurer




                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350, the undersigned officer of Pioneer Ibbotson Asset Allocation
Series ("the Fund") hereby certifies, to the best of his knowledge, that the Fund's Report on Form N-CSR for the period ended 1/31/05
(the "Report") fully complies with the
requirements of Section 13(a) or 15(d),
as  applicable, of the Securities and
Exchange Act of 1934 and that the
information contained in the Report
fairly presents, in all material
respects,the financial condition
and results of operations of the
 Fund.


Dated: 3/30/05


/s/ John F. Cogan, Jr.
-----------------------
    John F. Cogan, Jr.

    Title: President



This certification is being
furnished solely pursuant to
18 U.S.C.ss. 1350 and is not
being filed as part of
the Report or as a separate
disclosure document.







                          SECTION 906 CERTIFICATION
Pursuant to 18 U.S.C.ss. 1350,
the undersigned officer of
Pioneer Ibbotson Asset Allocation
Series ("the Fund")
hereby certifies, to the best
of his knowledge, that the
Fund's Report on Form  N-CSR
for the  period
ended 1/31/05 (the "Report")
fully complies with the
requirements of Section 13(a)
or 15(d), as  applicable,
of the Securities and Exchange
Act of 1934 and that the information
contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Fund.



Dated: 3/30/05


/s/ Vincent Nave
----------------
    Vincent Nave

    Title: Treasurer



This certification is being
furnished solely pursuant
to 18 U.S.C.ss. 1350 and
is not being filed as part of
the Report or as a separate
disclosure document.







				SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) 	Pioneer Ibbotson Asset Allocation Series
             -------------------------------------


By (Signature and Title)*
                           /s/ John F. Cogan, Jr.
			   ---------------------
	                       John F. Cogan, Jr.
                               President


Date:  3/30/05


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)
	                    /s/ Vincent Nave
			    ---------------
			        Vincent Nave
                                Treasurer
                          (Principal Financial Officer)


Date:  3/30/05


* Print name and title of each signing officer under his or her signature.